                           ANNUAL REPORT
                           NOVEMBER 30, 2002

PRUDENTIAL
GOVERNMENT SECURITIES TRUST/
MONEY MARKET SERIES &
U.S. TREASURY MONEY MARKET SERIES

                           FUND TYPE
                           Money market

                           OBJECTIVES
                           Money Market Series: High current income, preservation of capital, and maintenance of liquidity.

                           U.S. Treasury Money Market Series:
                           High current income consistent with the
                           preservation of principal and liquidity.

                           This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                           The views expressed in this report and
                           information about the Trust's portfolio
                           holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                     (LOGO)

Prudential Government Securities Trust

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objectives of the Money Market
Series (the Series) are high current income, preservation of capital, and maintenance of liquidity. The Series invests in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S.
government, its agencies, or instrumentalities.
The U.S. government's guarantee applies only to the underlying securities of this Series, and not to the value of the Series' shares. There can be no assurance that the Series will achieve its investment objectives.

The investment objective of the U.S. Treasury
Money Market Series (the Series) is high current income consistent with the preservation of principal and liquidity. The Series invests exclusively in U.S. Treasury obligations with effective remaining maturities of 13 months or less. The U.S. government's guarantee applies only to the underlying securities of this Series, and not to the value of the Series' shares. There can be no assurance that the Series will achieve its investment objective.

               www.prudential.com  (800) 225-1852

Annual Report  November 30, 2002

Fund Facts                                                    As of 11/30/02
                         7-Day        Net Asset    Weighted Avg.    Net Assets
Money Market Series   Current Yld.*  Value (NAV)    Mat. (WAM)      (Millions)
Class A                  0.82%          $1.00         75 Days          $608
Class Z                  0.94%          $1.00         75 Days          $ 23
iMoneyNet, Inc.
Govt Agency Avg.**       0.79%          $1.00         57 Days           N/A

* Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Money Market
Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money
Market Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Series.
** iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc.
Government Agency Average as of November 26,
2002, the closest date to the end of our reporting period.

Fund Facts                                As of 11/30/02
U.S. Treasury            7-Day        Net Asset    Weighted Avg.    Net Assets
Money Market Series   Current Yld.*  Value (NAV)    Mat. (WAM)      (Millions)
Class A                  0.97%          $1.00        63 Days           $382
Class Z                  1.09%          $1.00        63 Days           $  6
iMoneyNet, Inc.
100% U.S. Treasuries
Avg.**                   0.88%          $1.00        65 Days            N/A

* Yields will fluctuate from time to time, and
past performance is not indicative of future
results. An investment in the U.S. Treasury
Money Market Series is not insured or
guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Although the U.S. Treasury Money Market Series
seeks to preserve the value of your investment
at $1.00 per share, it is possible to lose
money by investing in the U.S. Treasury Money
Market Series.
** iMoneyNet, Inc. reports a seven-day current
yield, NAV, and WAM on Tuesdays. This is the
data of all funds in the iMoneyNet, Inc. 100%
U.S. Treasuries Average as of November 26,
2002, the closest date to the end of our
reporting period.
                                     1

(LOGO)                                   January 15, 2003

DEAR SHAREHOLDER,
The fiscal year of the Money Market Series and the U.S. Treasury Money Market Series ended
November 30, 2002.  This was a time of
dwindling confidence in riskier financial assets and growing interest in investment alternatives that provide relative safety of principal and liquidity. The conservative shift in market sentiment is not surprising in light of doubts about the resilience of the U.S.
economic recovery, the rash of corporate governance scandals at major U.S. companies, and the growing threat of war between the United States and Iraq.

Concern about the staying power of the economic recovery encouraged a trend toward lower market interest rates. Declining market interest rates naturally reduced the level of income earned in money funds, including each Series. Nevertheless, the Government Securities Trust management team's interest-rate strategy and its analysis of the supply/demand dynamics of money market securities helped each Series provide competitive yields during our fiscal year.

On the following pages, the team discusses its investment choices in light of developments in the money markets that had a significant impact on the performance of each Series. Thank you for your continued confidence in Prudential mutual funds. We look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Prudential Government Securities Trust

Prudential Government Securities Trust  Money Market Series

Annual Report  November 30, 2002

INVESTMENT ADVISER'S REPORT

MONEY MARKET SERIES
During our fiscal year that began December 1, 2001, we strove to have a mix of short-term debt securities that enhanced the Series' income stream and allowed the Series to respond promptly to changing conditions in the money markets. It was important to have an investment strategy that afforded much flexibility as historically low interest rates and growing demand for conservative assets made the search for attractively priced money market securities more challenging.

The Series initially held a large exposure to securities whose rates adjusted daily based on the federal funds rate--the rate that banks charge each other for overnight loans. It also held a sizable amount of federal agency securities due in six months to one year. We reasoned that if an economic recovery in 2002 prompted the Federal Reserve (the Fed) to increase short-term interest rates, our daily adjustable-rate securities would reset to higher levels and boost the Series' income stream.
However, if deteriorating economic conditions in 2002 led the Fed to continue its campaign to lower short-term rates, the Series would benefit from the fact that we had locked in yields on six-month and one-year securities before rates moved even lower.

Economic conditions improved in early 2002,
aided by repeated reductions in short-term
rates during 2001. There was speculation that
the Fed would soon begin to increase short-term
rates to prevent the economy from growing too
rapidly and boosting inflation. Anticipation of
tighter monetary policy led investors to
require higher yields (and lower prices) on
money market securities. In early February
2002, we locked in higher yields on federal
agency issues maturing in six months to one
year. Money market yields continued to rise
until mid-March 2002.
                                    3

Prudential Government Securities Trust  Money Market Series

Annual Report  November 30, 2002

Concerns about weak corporate profits and doubts about the quality of corporate financial reporting caused some investors who traditionally buy corporate obligations to purchase federal agency securities that are considered to be safer. This growing demand for more conservative assets made federal agency securities relatively expensive compared to lower-quality money market issues in which this Series does not invest.

LESS EXPOSURE TO ADjUSTABLE-RATE SECURITIES
The trend toward lower market interest rates resumed in the spring of 2002, reflecting a shift in the outlook for monetary policy. The
Fed no longer needed to increase short-term rates because economic growth slowed dramatically in the spring due to less vigorous consumer spending and a continued weakness in business investment. This data encouraged belief the Fed could afford to wait until the second half of 2002 to boost short-term rates.
In the summer of 2002, the outlook for monetary policy changed again. Concern that the economy might lapse into a so-called "double-dip" recession and a sell-off in stocks aggravated by the deepening corporate governance scandals encouraged belief that the Fed would soon lower short-term rates to stimulate growth.
Consequently, money market yields continued to decline during the summer. We reinvested proceeds from our maturing adjustable-rate securities into repurchase agreements, an alternative short-term investment vehicle. We also bought debt issues due in two to three months and federal agency securities scheduled to mature in 13 months that could be retired early (or called) by their issuers in three months. Purchasing callable securities enhanced the Series' income stream as they were priced attractively compared to noncallable federal agency issues.

             www.prudential.com  (800) 225-1852

Anticipation of easier monetary policy drove money market yields even lower in the autumn of 2002. The long-anticipated move finally occurred in early November 2002 as Fed policymakers voted to reduce short-term rates by another half of a percentage point. This lowered the target for the federal funds rate to 1.25%. In explaining their actions, the central bankers noted that geopolitical risks and other factors hurt spending, production, and employment.

LOOKING AHEAD
The economic outlook still remains uncertain, particularly in light of the possibility of war between the United States and Iraq and a continued reluctance of businesses to make significant new investments. Until economic growth is on a firm foundation, the Fed will be disinclined to increase the target for the federal funds rate. In that case, the current low-interest-rate environment could persist for most of 2003.

Prudential Government Securities Trust  U.S. Treasury Money Market Series

Annual Report  November 30, 2002

INVESTMENT ADVISER'S REPORT
U.S. TREASURY MONEY MARKET SERIES
In shaping our investment strategy for our fiscal year that began December 1, 2001, we considered several key developments. Among these were the liquidity needs of our shareholders that typically shift at certain times of the year, as well as the changing outlook for monetary policy in the United States. In addition, there was a growing preference for U.S. Treasury money market securities as accounting scandals at major firms caused even greater concern about the quality of corporate financial reporting. There was also a considerable rise in the issuance of some U.S. Treasury bills, which are sold by the federal government at a discount to their face value.

We began our fiscal year by investing primarily in Treasury securities scheduled to mature throughout January and February 2002. Our laddered maturity approach prepares the Series to meet the greater liquidity needs of its shareholders at the start of each calendar year.

The economy had also begun to recover in early
2002, helped by repeated reductions in short-term interest rates during 2001. Improving economic conditions led to speculation that the Federal Reserve (the Fed) would soon begin to take back some of its rate cuts to prevent the economy from expanding too fast and boosting inflation. Consequently, investors required higher yields (and lower prices) on Treasuries in the one-year sector. We took advantage of this development by locking in attractive yields on one-year Treasuries during the first quarter of 2002. Purchasing them helped the Series even more than we expected as their prices rallied later in our reporting period, reflecting a shift in the outlook for monetary policy.

SAFE HAVEN SOUGHT IN U.S. TREASURIES
Although the economy expanded rapidly in the first three months of 2002, growth slowed dramatically in the second quarter, hurt by less vigorous consumer spending and a continued weakness in business investment. This data
           www.prudential.com  (800) 225-1852

encouraged belief that the Fed could afford to wait until the second half of 2002 to boost short-term rates. With monetary policy now expected to remain on hold in the spring of 2002, investors were willing to accept lower yields on Treasuries due in one year. We invested primarily in Treasuries maturing in six months because at that time we believed their yields compared favorably with yields on one-year Treasuries.

In addition to the struggling economic
recovery, market participants had to contend in the summer of 2002 with another round of corporate governance scandals that focused primarily on WorldCom, a telecommunications firm. This turn of events further undermined investor confidence in corporate accounting and reporting practices. Not surprisingly, the flight-to-quality trend that was evident earlier in our reporting period continued as many traditional buyers of commercial paper
(corporate debt obligations that mature in 270 days or less) sought refuge in Treasuries for their relative safety.

FOCUS ON U.S. TREASURY BILLS HELPED THE SERIES
We primarily invested in Treasury bills
maturing in one, three, or six months as opposed to Treasury notes and bonds due in six months or less. The Department of the Treasury has greatly increased its issuance of bills to help finance the nation's first federal budget deficit in several years. The federal deficit increased due to a combination of tax cuts, the economic downturn in 2001, and increased government spending on security measures following the terrorist attacks on the United
States on September 11, 2001.

Because of their greater supply, Treasury bills
yielded more than Treasury notes and bonds with
the same time left to maturity. Indeed, we took
profits on some of the Series' Treasury notes
and bonds and bought more attractively priced
bills. We continued to emphasize Treasury bills
throughout the
                               7

Prudential Government Securities Trust  U.S. Treasury Money Market Series

Annual Report  November 30, 2002

remainder of our reporting period as money market yields declined even further because the Fed was expected to resume cutting short-term rates to support the faltering economic recovery.

The widely anticipated move came in early
November 2002 when Fed policymakers voted to reduce short-term rates by another half of a percentage point. This lowered the target for the federal funds rate (what banks charge each other to borrow money overnight) to 1.25%. In explaining their actions, the central bankers noted that geopolitical risks and other factors hurt spending, production, and employment.

LOOKING AHEAD
The economic outlook still remains uncertain, particularly in light of the possibility of war between the United States and Iraq and a continued reluctance of businesses to make significant new investments. Until economic growth is on a firm foundation, the Fed will be disinclined to increase the target for the federal funds rate. In that case, the current low-interest-rate environment could persist for most of 2003.

Thank you for investing in Prudential money market funds.

Prudential Government Securities Trust Management Team

     Prudential Government Securities Trust     Money Market Series
             Portfolio of Investments as of November 30, 2002

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Federal Farm Credit Bank  10.3%
$   65,000   1.514%, 12/9/02, F.R.N.                                 $   64,958,162
-------------------------------------------------------------------------------------
Federal Home Loan Bank  28.0%
    20,000   1.547%, 12/4/02, F.R.N.                                     20,012,250
    17,000   1.621%, 12/11/02, F.R.N.                                    16,999,779
     7,000   1.66%, 12/15/02, F.R.N.                                      6,999,991
       250   6.21%, 12/30/02                                                250,762
    54,550   5.125%, 1/13/03                                             54,762,129
     1,700   5.61%, 1/21/03                                               1,709,085
       500   6.20%, 1/21/03                                                 502,621
    27,000   2.81%, 4/11/03                                              27,000,000
     8,500   4.50%, 5/15/03                                               8,565,414
     1,500   7.25%, 5/15/03                                               1,530,058
       250   5.91%, 7/2/03                                                  255,079
     1,000   4.50%, 7/7/03                                                1,012,641
    25,000   1.86%, 11/3/03                                              25,000,000
    12,000   1.60%, 12/16/03                                             12,000,000
                                                                     --------------
                                                                        176,599,809
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation  11.5%
    35,000   1.75%, 12/5/03, M.T.N.                                      35,000,000
    24,500   7.375%, 5/15/03                                             25,005,670
    12,500   4.50%, 6/15/03                                              12,623,057
                                                                     --------------
                                                                         72,628,727
-------------------------------------------------------------------------------------
Federal National Mortgage Association  19.8%
     4,000   6.30%, 12/13/02, M.T.N.                                      4,005,824
    18,000   1.26%, 12/2/02, F.R.N.                                      17,999,924
    59,000   1.288%, 12/2/02, F.R.N.                                     58,999,508
     5,000   1.586%, 1/10/03, F.R.N.                                      5,001,444
     1,420   6.80%, 1/10/03                                               1,427,105
    30,245   5.25%, 1/15/03                                              30,373,271
     1,000   5.75%, 4/15/03                                               1,010,650
     6,000   3.125%, 11/15/03                                             6,064,312
                                                                     --------------
                                                                        124,882,038

    See Notes to Financial Statements                                      9

     Prudential Government Securities Trust     Money Market Series
             Portfolio of Investments as of November 30, 2002 Cont'd.

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Student Loan Marketing Association  1.8%
$    8,000   2.25%, 7/2/03, M.T.N.                                   $    7,999,162
     3,000   1.258%, 12/3/02, F.R.N.                                      2,999,750
                                                                     --------------
                                                                         10,998,912
-------------------------------------------------------------------------------------
Repurchase Agreements(a)  29.3%
    16,620   Credit Suisse First Boston, Inc., 1.31%, dated
              11/25/02, due 12/2/02 in the amount of $16,624,233
              (cost $16,620,000; the value of the collateral
              including interest was $16,955,095)                        16,620,000
    22,000   Deutsche Bank, 1.28%, dated 11/20/02, due 12/31/02 in
              the amount of $22,032,071 (cost $22,000,000; the
              value of the collateral including interest was
              $22,440,000)                                               22,000,000
    58,489   Greenwich Capital Markets, 1.35%, dated 11/29/02, due
              12/4/02 in the amount of $58,499,967 (cost
              $58,489,000; the value of the collateral including
              interest was $59,659,252)                                  58,489,000
    32,972   JP Morgan Chase Securities, Inc., 1.36%, dated
              11/27/02, due 12/2/02 in the amount of $32,978,228
              (cost $32,972,000; the value of the collateral
              including interest was $33,632,326)                        32,972,000
    54,792   Merrill Lynch & Co., Inc., 1.35%, dated 11/26/02, due
              12/3/02 in the amount of $54,806,383 (cost
              $54,792,000; the value of the collateral including
              interest was $55,892,696)                                  54,792,000
                                                                     --------------
                                                                        184,873,000
                                                                     --------------
             Total Investments  100.7%
              (amortized cost $634,940,648(b))                          634,940,648
             Liabilities in excess of other assets  (0.7%)               (4,354,089)
                                                                     --------------
             Net Assets  100%                                        $  630,586,559
                                                                     --------------
                                                                     --------------

------------------------------
F.R.N.--Floating Rate Note. The interest rate reflected is the rate in effect at November 30, 2002.
M.T.N.--Medium Term Note.
(a) Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(b) Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
    10                                     See Notes to Financial Statements

     Prudential Government Securities Trust     U.S. Treasury Money Market
Series
             Portfolio of Investments as of November 30, 2002

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
United States Treasury Bills  70.8%
$   45,451   1.20%, 12/5/02                                          $   45,444,940
     5,396   1.615%, 12/12/02                                             5,393,337
    25,000   1.641%, 12/12/02                                            24,987,465
    75,000   1.196%, 12/19/02                                            74,955,161
     3,660   1.20%, 12/19/02                                              3,657,804
       603   1.55%, 12/19/02                                                602,532
     2,157   1.20%, 1/2/03                                                2,154,699
       792   1.535%, 1/9/03                                                 790,683
    54,846   1.63%, 1/9/03                                               54,749,151
    34,870   1.61%, 1/16/03                                              34,798,265
    10,607   1.688%, 1/16/03                                             10,584,128
     3,404   1.66%, 1/23/03                                               3,395,681
     7,672   1.648%, 3/6/03                                               7,638,646
     5,108   1.47%, 3/27/03                                               5,083,805
                                                                     --------------
                                                                        274,236,297
-------------------------------------------------------------------------------------
United States Treasury Notes  28.6%
    15,000   4.75%, 1/31/03                                              15,063,010
    20,000   5.50%, 1/31/03                                              20,125,393
    11,818   6.25%, 2/15/03                                              11,929,997
    28,752   4.25%, 3/31/03                                              28,914,351
    10,000   5.75%, 4/30/03                                              10,129,164
     1,855   4.25%, 5/31/03                                               1,872,454
    22,397   3.00%, 11/30/03                                             22,740,361
                                                                     --------------
                                                                        110,774,730
                                                                     --------------
             Total Investments  99.4%
              (amortized cost $385,011,027(a))                          385,011,027
             Other assets in excess of liabilities  0.6%                  2,257,459
                                                                     --------------
             Net Assets  100%                                        $  387,268,486
                                                                     --------------
                                                                     --------------

------------------------------
(a) Federal income tax basis of Portfolio securities is the same as for financial reporting purposes.
    See Notes to Financial Statements                                     11

     Prudential Government Securities Trust     As of November 30, 2002
             Statement of Assets and Liabilities

                                                                     U.S. Treasury
                                                        Money            Money
                                                    Market Series    Market Series
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost                      $ 450,067,648    $ 385,011,027
Repurchase agreements                                 184,873,000               --
Cash                                                          434           14,782
Receivable for Series shares sold                       3,119,746        4,431,619
Interest receivable                                     2,961,956        1,457,392
Other assets                                               15,052            7,644
                                                    -------------    -------------
      Total assets                                    641,037,836      390,922,464
                                                    -------------    -------------
LIABILITIES
Payable for Series shares reacquired                    9,523,201        3,232,620
Accrued expenses and other liabilities                    544,398          179,644
Management fee payable                                    209,470          127,021
Dividends payable                                         100,936           64,034
Distribution fee payable                                   62,770           39,102
Deferred trustee's fees                                    10,502           11,557
                                                    -------------    -------------
      Total liabilities                                10,451,277        3,653,978
                                                    -------------    -------------
NET ASSETS                                          $ 630,586,559    $ 387,268,486
                                                    -------------    -------------
                                                    -------------    -------------
Net assets were comprised of:
   Shares of beneficial interest, at par ($.01
   per share)                                       $   6,305,866    $   3,872,685
   Paid-in capital in excess of par                   624,280,693      383,395,801
                                                    -------------    -------------
Net assets, November 30, 2002                       $ 630,586,559    $ 387,268,486
                                                    -------------    -------------
                                                    -------------    -------------
Class A:
   Net asset value, offering price and redemption
      price per share ($607,584,410 / 607,584,410
      shares of beneficial interest issued and
      outstanding)                                          $1.00
                                                    -------------
                                                    -------------
      ($381,741,218 / 381,741,218 shares of
      beneficial interest issued and outstanding)                            $1.00
                                                                     -------------
                                                                     -------------
Class Z:
   Net asset value, offering price and redemption
      price per share ($23,002,149 / 23,002,149
      shares of beneficial interest issued and
      outstanding)                                          $1.00
                                                    -------------
                                                    -------------
      ($5,527,268 / 5,527,268 shares of
      beneficial interest issued and outstanding)                            $1.00
                                                                     -------------
                                                                     -------------

    12                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Year Ended November 30, 2002
             Statement of Operations

                                                                       U.S. Treasury
                                                          Money            Money
                                                      Market Series    Market Series
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                            $12,243,154      $ 9,318,058
                                                      -------------    -------------
Expenses
   Management fee                                        2,559,597        1,992,068
   Distribution fee--Class A                               765,136          615,629
   Transfer agent's fees and expenses                    1,220,000          180,000
   Reports to shareholders                                 100,000           45,000
   Custodian's fees and expenses                            80,000           77,000
   Registration fees                                        80,000           96,000
   Legal fees and expenses                                  30,000           30,000
   Audit fee                                                26,000           26,000
   Trustees' fees                                           18,000           38,000
   Insurance expense                                         7,000            4,000
   Miscellaneous                                             3,789              849
                                                      -------------    -------------
      Total expenses                                     4,889,522        3,104,546
                                                      -------------    -------------
Net investment income                                    7,353,632        6,213,512
                                                      -------------    -------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions               108,891          327,216
                                                      -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                           $ 7,462,523      $ 6,540,728
                                                      -------------    -------------
                                                      -------------    -------------

    See Notes to Financial Statements                                     13

     Prudential Government Securities Trust     Money Market Series
             Statement of Changes in Net Assets

                                                    Year Ended November 30,
                                             --------------------------------------
                                                   2002                 2001
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $   7,353,632        $  23,518,776
   Net realized gain on investment
      transactions                                   108,891              527,197
                                             -----------------    -----------------
   Net increase in net assets resulting
      from operations                              7,462,523           24,045,973
                                             -----------------    -----------------
Dividends and distributions (Note 1)
      Class A                                     (7,104,781)         (22,530,088)
      Class Z                                       (357,742)          (1,515,885)
                                             -----------------    -----------------
                                                  (7,462,523)         (24,045,973)
                                             -----------------    -----------------
Series share transactions(a) (Note 5)
   Net proceeds from shares subscribed           898,494,487          934,125,110
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                7,518,194           24,198,242
   Cost of shares reacquired                    (914,652,030)        (915,939,192)
                                             -----------------    -----------------
   Net increase (decrease) in net assets
      from Series share transactions              (8,639,349)          42,384,160
                                             -----------------    -----------------
Total increase (decrease)                         (8,639,349)          42,384,160
NET ASSETS
Beginning of year                                639,225,908          596,841,748
                                             -----------------    -----------------
End of year                                    $ 630,586,559        $ 639,225,908
                                             -----------------    -----------------
                                             -----------------    -----------------
------------------------------
(a) At $1.00 per share for the Money Market Series.

    14                                     See Notes to Financial Statements

     Prudential Government Securities Trust     U.S. Treasury Money Market
Series
             Statement of Changes in Net Assets

                                                    Year Ended November 30,
                                             --------------------------------------
                                                   2002                 2001
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                      $     6,213,512      $    17,679,546
   Net realized gain on investment
      transactions                                    327,216              622,876
                                             -----------------    -----------------
   Net increase in net assets resulting
      from operations                               6,540,728           18,302,422
                                             -----------------    -----------------
Dividends and distributions (Note 1)
      Class A                                      (6,462,685)         (18,074,466)
      Class Z                                         (78,043)            (227,956)
                                             -----------------    -----------------
                                                   (6,540,728)         (18,302,422)
                                             -----------------    -----------------
Series share transactions(a) (Note 5)
   Net proceeds from shares subscribed          2,921,203,514        2,860,134,638
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                 6,027,099           16,133,100
   Cost of shares reacquired                   (3,049,069,855)      (2,737,823,725)
                                             -----------------    -----------------
   Net increase (decrease) in net assets
      from Series share transactions             (121,839,242)         138,444,013
                                             -----------------    -----------------
Total increase (decrease)                        (121,839,242)         138,444,013
NET ASSETS
Beginning of year                                 509,107,728          370,663,715
                                             -----------------    -----------------
End of year                                   $   387,268,486      $   509,107,728
                                             -----------------    -----------------
                                             -----------------    -----------------

------------------------------
(a) At $1.00 per share for the U.S. Treasury Money Market Series.
    See Notes to Financial Statements                                     15

     Prudential Government Securities Trust
             Notes to Financial Statements

      Prudential Government Securities Trust (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund consists of two series: the Money Market Series and the U.S. Treasury Money Market Series (each a 'Series'); the monies of each series are invested in separate, independently managed portfolios. The Money Market Series seeks high current income, preservation of capital and maintenance of liquidity by investing primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature in 13 months or less. The U.S. Treasury Money Market Series seeks high current income consistent with the preservation of principal and liquidity by investing exclusively in U.S. Treasury obligations that mature in 13 months or less.

Note 1. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and each Series in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Fund are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Fund's expenses are allocated to the respective Series on the basis of relative net assets except for Series specific expenses which are allocated at a Series or class level.
    16

     Prudential Government Securities Trust
             Notes to Financial Statements Cont'd.

      Dividends and Distributions:    The Fund declares daily dividends from net
investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and realized capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

      Federal Income Taxes: For federal income tax purposes, each Series of the Fund is treated as a separate taxable entity. It is each Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly based on the average daily net assets of each Series. With respect to the Money Market Series, the management fee is payable as follows: .40 of 1% of average daily net assets up to $1 billion, .375 of 1% of the average daily net assets between $1 billion and $1.5 billion and .35 of 1% in excess of $1.5 billion. With respect to the U.S. Treasury Money Market Series, the management fee is payable at an annual rate of .40 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A shares, pursuant to a plan of distribution (the 'Class A Plan'), regardless of expenses actually incurred by PIM. The distribution fees for Class A shares are accrued daily and payable monthly. The distributor pays various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A Plan, the Money Market Series and the U.S. Treasury Money Market Series compensate PIMS at an annual rate of .125 of 1% of each Series' Class A average daily net assets.
                                                                          17

     Prudential Government Securities Trust
             Notes to Financial Statements Cont'd.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended November 30, 2002, the Fund incurred fees of approximately $956,200 and $177,400, respectively, for the Money Market Series and U.S. Treasury Money Market Series. As of November 30, 2002, approximately $75,900 and $11,000 of such fees were due to PMFS, respectively, for the Money Market Series and U.S. Treasury Money Market Series.

Note 4. Distributions and Tax Information
Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized capital gains (losses) and paid-in capital on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gains on investments. For the year ended November 30, 2002, the adjustments were to decrease net realized gains on investments and increase net investment income by $108,891 and $327,216, respectively for the Money Market Series and US Treasury Money Market Series.

      For the year ended November 30, 2002, the tax character of the dividends paid, as reflected in the Statement of Changes in Net Assets, of $7,462,253 and $6,540,728 for the Money Market Series and U.S. Treasury Money Market Series respectively, was ordinary income. As of November 30, 2002, the Fund had no distributable earnings.

Note 5. Capital
The Fund offers Class A and Class Z shares. Neither Class A nor Class Z shares are subject to any sales or redemption charge. Class Z shares are offered exclusively for sale to a limited group of investors. Each Series has authorized an unlimited number of shares of beneficial interest at $.01 par value.

      Transactions in shares of beneficial interest and dollars for the Money Market Series were as follows:
    18

     Prudential Government Securities Trust
             Notes to Financial Statements Cont'd.

                                                          Year Ended November 30,
                                                    -----------------------------------
                                                          2002                2001
                                                    -----------------    --------------
Class A
-------------------------------------------------
Shares sold                                               860,460,410       895,915,040
Shares issued in reinvestment of dividends and
  distributions                                             7,153,338        22,663,664
Shares reacquired                                        (868,067,278)     (868,848,233)
                                                    -----------------    --------------
Net increase (decrease) in shares outstanding                (453,530)       49,730,471
                                                    -----------------    --------------
                                                    -----------------    --------------
Class Z
-------------------------------------------------
Shares sold                                                38,034,077        38,210,070
Shares issued in reinvestment of dividends and
  distributions                                               364,856         1,534,578
Shares reacquired                                         (46,584,752)      (47,090,959)
                                                    -----------------    --------------
Net increase (decrease) in shares outstanding              (8,185,819)       (7,346,311)
                                                    -----------------    --------------
                                                    -----------------    --------------

      Transactions in shares of beneficial interest and dollars for the U.S. Treasury Money Market Series were as follows:

                                                          Year Ended November 30,
                                                    -----------------------------------
                                                          2002                2001
                                                    -----------------    --------------
Class A
-------------------------------------------------
Shares sold                                             2,917,283,152     2,849,735,502
Shares issued in reinvestment of dividends and
  distributions                                             5,947,387        15,905,262
Shares reacquired                                      (3,043,851,561)   (2,728,432,735)
                                                    -----------------    --------------
Net increase (decrease) in shares outstanding            (120,621,022)      137,208,029
                                                    -----------------    --------------
                                                    -----------------    --------------
Class Z
-------------------------------------------------
Shares sold                                                 3,920,362        10,399,136
Shares issued in reinvestment of dividends and
  distributions                                                79,712           227,838
Shares reacquired                                          (5,218,294)       (9,390,990)
                                                    -----------------    --------------
Net increase (decrease) in shares outstanding              (1,218,220)        1,235,984
                                                    -----------------    --------------
                                                    -----------------    --------------

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights

                                                                     Class A
                                                                -----------------
                                                                   Year Ended
                                                                November 30, 2002
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $   1.000
                                                                -----------------
Net investment income and net realized gain on investment
transactions                                                            0.012
Dividends and distributions                                            (0.012)
                                                                -----------------
Net asset value, end of year                                        $   1.000
                                                                -----------------
                                                                -----------------
TOTAL RETURN(a):                                                         1.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 607,585
Average net assets (000)                                            $ 612,109
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               0.77%
   Expenses, excluding distribution and service (12b-1)
      fees                                                               0.64%
   Net investment income                                                 1.14%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
    20                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights Cont'd.

                                       Class A
-------------------------------------------------------------------------------------
                               Year Ended November 30,
-------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998
-------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------
       0.039                0.053                0.042                0.048
      (0.039)              (0.053)              (0.042)              (0.048)
----------------     ----------------     ----------------     ----------------
    $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
        4.04%                5.43%                4.31%                4.87%
    $608,038             $558,307             $576,868             $590,004
    $589,136             $559,103             $594,266             $589,649
        0.83%                0.91%                0.90%                0.80%
        0.70%                0.79%                0.77%                0.67%
        3.82%                5.35%                4.23%                4.77%

    See Notes to Financial Statements                                     21

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights Cont'd.

                                                                     Class Z
                                                                -----------------
                                                                   Year Ended
                                                                November 30, 2002
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $ 1.000
                                                                    --------
Net investment income and net realized gain on investment
   transactions                                                        0.013
Dividends and distributions                                           (0.013)
                                                                    --------
Net asset value, end of year                                         $ 1.000
                                                                    --------
                                                                    --------
TOTAL RETURN(a):                                                        1.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $23,002
Average net assets (000)                                             $27,790
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              0.64%
   Expenses, excluding distribution and service (12b-1)
      fees                                                              0.64%
   Net investment income                                                1.27%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
    22                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights Cont'd.

                                       Class Z
-------------------------------------------------------------------------------------
                               Year Ended November 30,
-------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998
-------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000
    --------             --------             --------             --------
       0.040                0.054                0.044                0.049
      (0.040)              (0.054)              (0.044)              (0.049)
    --------             --------             --------             --------
    $  1.000             $  1.000             $  1.000             $  1.000
    --------             --------             --------             --------
    --------             --------             --------             --------
        4.16%                5.56%                4.44%                5.00%
    $ 31,188             $ 38,534             $ 41,546             $ 26,901
    $ 37,641             $ 34,243             $ 32,984             $ 19,236
        0.70%                0.79%                0.77%                0.67%
        0.70%                0.79%                0.77%                0.67%
        4.03%                5.48%                4.38%                4.89%

    See Notes to Financial Statements                                     23

     Prudential Government Securities Trust     U.S. Treasury Money Market
Series
             Financial Highlights

                                                                     Class A
                                                                -----------------
                                                                   Year Ended
                                                                November 30, 2002
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $   1.000
Net investment income and net realized gain on investment
transactions                                                            0.013
Dividends and distributions                                            (0.013)
                                                                -----------------
Net asset value, end of year                                        $   1.000
                                                                -----------------
                                                                -----------------
TOTAL RETURN(a)                                                          1.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 381,741
Average net assets (000)                                            $ 492,503
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               0.63%
   Expenses, excluding distribution and service (12b-1)
      fees                                                               0.50%
   Net investment income                                                 1.25%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b) Reflects overall Series ratio for investment income and non-class specific expenses.
    24                                     See Notes to Financial Statements

     Prudential Government Securities Trust     U.S. Treasury Money Market
Series
             Financial Highlights Cont'd.

                                       Class A
-------------------------------------------------------------------------------------
                               Year Ended November 30,
-------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998
-------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000
       0.038                0.052                0.041                0.046
      (0.038)              (0.052)              (0.041)              (0.046)
----------------     ----------------     ----------------     ----------------
    $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
        4.01%                5.27%                4.19%                4.66%
    $502,362             $365,154             $321,641             $336,985
    $444,533             $396,454             $383,772             $420,140
        0.62%(b)             0.61%                0.63%                0.63%
        0.49%(b)             0.48%                0.51%                0.51%
        3.92%(b)             5.09%                4.08%                4.57%

    See Notes to Financial Statements                                     25

     Prudential Government Securities Trust     U.S. Treasury Money Market
Series
             Financial Highlights Cont'd.

                                                                     Class Z
                                                                -----------------
                                                                   Year Ended
                                                                November 30, 2002
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $ 1.000
Net investment income and net realized gain on investment
   transactions                                                        0.014
Dividends and distributions                                           (0.014)
                                                                     -------
Net asset value, end of year                                         $ 1.000
                                                                     -------
                                                                     -------
TOTAL RETURN(a)                                                         1.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $ 5,527
Average net assets (000)                                             $ 5,514
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              0.50%
   Expenses, excluding distribution and service (12b-1)
      fees                                                              0.50%
   Net investment income                                                1.37%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b) Figure is actual and not rounded to nearest thousand.
(c) Reflects overall Series ratio for investment income and non-class specific expenses.
    26                                     See Notes to Financial Statements

     Prudential Government Securities Trust     U.S. Treasury Money Market
Series
             Financial Highlights Cont'd.

                                       Class Z
-------------------------------------------------------------------------------------
                               Year Ended November 30,
-------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998
-------------------------------------------------------------------------------------
     $1.000               $1.000               $1.000               $1.000
      0.040                0.053                0.043                0.049
     (0.040)              (0.053)              (0.043)              (0.049)
    -------              -------              -------              -------
     $1.000               $1.000               $1.000               $1.000
    -------              -------              -------              -------
    -------              -------              -------              -------
       4.14%                5.40%                4.37%                5.05%
     $6,746               $5,510               $2,013               $  211(b)
     $5,870               $2,191               $1,942               $  209(b)
       0.49%(c)             0.48%                0.51%                0.51%
       0.49%(c)             0.48%                0.51%                0.51%
       4.04%(c)             5.31%                4.19%                4.91%

    See Notes to Financial Statements                                     27

     Prudential Government Securities Trust
             Report of Independent Accountants

To the Shareholders and Trustees of
Prudential Government Securities Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Series and U.S. Treasury Money Market Series (constituting Prudential Government Securities Trust, hereafter referred to as the 'Fund') at November 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
January 15, 2003
    28

     Prudential Government Securities Trust
             Federal Income Tax Information (Unaudited)

      We are required by New York, California, Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective states' taxing authorities. We are pleased to report that 34.60% of the dividends paid by the Money Market Series* and 100% of the dividends paid by the U.S. Treasury Money Market Series qualify for such deduction.

      Shortly after the close of the calendar year ended December 31, 2002, you will be advised as to the federal tax status of the dividends you received in calendar year 2002.

      For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.
* Due to certain minimum portfolio holding requirements in California, Connecticut and New York, residents of those states will not be able to exclude interest on federal obligations from state and local tax.
                                                                          29

   Prudential Government Securities Trust  www.prudential.com (800) 225-1852
             Management of the Trust (Unaudited)

      Information pertaining to the Trustees of the Trust is set forth below. Trustees who are not deemed to be 'interested persons' of the Trust, as defined in the Investment Company Act of 1940, as amended (the Investment Company Act or the 1940 Act) are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Trust are referred to as 'Interested Trustees.' 'Fund Complex' consists of the Trust and any other investment companies managed by Prudential Investments LLC
      (PI).

       Independent Trustees

                                                                                                Number of
                                              Term of Office                                  Portfolios in
                                                and Length                                    Fund Complex            Other
                                Position         of Time          Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         With Trust      Served***          During Past 5 Years           Trustee       by the Trustee****
-----------------------------------------------------------------------------------------------------------------------------------
Eugene C. Dorsey (75)           Trustee         Since 1996    Retired President, Chief             80        Director (since 1996)
                                                              Executive Officer and Trustee                  of First Financial
                                                              of the Gannett Foundation (now                 Fund, Inc. and Director
                                                              Freedom Forum) (since December                 (since 1996) of The
                                                              1989); formerly Publisher of                   High Yield Plus Fund,
                                                              four Gannett newspapers and                    Inc.
                                                              Vice President of Gannett Co.,
                                                              Inc.; Chairman of Independent
                                                              Sector, Washington, D.C.
                                                              (largest national coalition of
                                                              philanthropic organizations);
                                                              Chairman of the American
                                                              Council for the Arts; Director
                                                              of the Advisory Board of Chase
                                                              Manhattan Bank of Rochester.

Delayne Dedrick Gold (64)       Trustee         Since 1981    Marketing Consultant.                88

Thomas T. Mooney (61)           Trustee         Since 1996    Chief Executive Officer, the         97        Director, President and
                                                              Rochester Business Alliance,                   Treasurer (since 1986)
                                                              formerly President of the                      of First Financial
                                                              Greater Rochester Metro                        Fund, Inc. and Director
                                                              Chamber of Commerce; Rochester                 (since 1988) of The
                                                              City Manager; formerly Deputy                  High Yield Plus Fund,
                                                              Monroe County Executive;                       Inc.
                                                              Trustee of Center for
                                                              Governmental Research, Inc.;
                                                              Director of Blue Cross of
                                                              Rochester and Executive
                                                              Service Corps of Rochester;
                                                              Director of the Rochester
                                                              Individual Practice
                                                              Association.

Stephen P. Munn (60)            Trustee         Since 1999    Formerly Chief Executive             72        Chairman of the Board
                                                              Officer (1988-2001) and                        (since January 1994)
                                                              President of Carlisle                          and Director (since
                                                              Companies Incorporated.                        1988) of Carlisle
                                                                                                             Companies Incorporated
                                                                                                             (manufacturer of
                                                                                                             industrial products);
                                                                                                             Director of Gannett Co.
                                                                                                             Inc. (publishing and
                                                                                                             media).

    30                                                                    31

   Prudential Government Securities Trust   www.prudential.com (800) 225-1852
             Management of the Trust (Unaudited) Cont'd.

                                                                                                Number of
                                              Term of Office                                  Portfolios in
                                                and Length                                    Fund Complex            Other
                                Position         of Time          Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         With Trust      Served***          During Past 5 Years           Trustee       by the Trustee****
------------------------------------------------------------------------------------------------------------------------------------
Richard A. Redeker (59)         Trustee         Since 1995    Formerly Management Consultant       72
                                                              of Invesmart, Inc. (August
                                                              2001-October 2001); formerly
                                                              employee of PI (October
                                                              1996-December 1998)

Nancy H. Teeters (72)           Trustee         Since 1996    Economist; formerly Vice             71
                                                              President and Chief Economist
                                                              of International Business
                                                              Machines Corporation; formerly
                                                              Director of Inland Steel
                                                              Industries (July 1984-1999),
                                                              formerly Governor of The
                                                              Federal Reserve (September
                                                              1978-June 1984).

Louis A. Weil, III (61)         Trustee         Since 1991    Formerly Chairman (January           72
                                                              1999-July 2000), President and
                                                              Chief Executive Officer
                                                              (January 1996-July 2000) and
                                                              Director (since September
                                                              1991) of Central Newspapers,
                                                              Inc.; formerly Chairman of the
                                                              Board (January 1996-July
                                                              2000), Publisher and Chief
                                                              Executive Officer (August
                                                              1991-December 1995) of Phoenix
                                                              Newspapers, Inc.

    32                                                                    33

  Prudential Government Securities Trust   www.prudential.com (800) 225-1852
             Management of the Trust (Unaudited) Cont'd.

       Interested Trustees

                                                                                                Number of
                                              Term of Office                                  Portfolios in
                                                and Length                                    Fund Complex            Other
                                Position         of Time          Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         With Trust      Served***          During Past 5 Years           Trustee       by the Trustee****
------------------------------------------------------------------------------------------------------------------------------------
*Robert F. Gunia (56)           Vice            Since 1996    Executive Vice President and         112       Vice President and
                                President                     Chief Administrative Officer                   Director (since May
                                and Trustee                   (since June 1999) of PI;                       1989) of The Asia
                                                              Executive Vice President and                   Pacific Fund, Inc.
                                                              Treasurer (since January 1996)
                                                              of PI; President (since April
                                                              1999) of Prudential Investment
                                                              Management Services LLC
                                                              (PIMS); Corporate Vice
                                                              President (since September
                                                              1997) of The Prudential
                                                              Insurance Company of America
                                                              (Prudential); formerly Senior
                                                              Vice President (March 1987-May
                                                              1999) of Prudential Securities
                                                              Incorporated (Prudential
                                                              Securities); formerly Chief
                                                              Administrative Officer (July
                                                              1989-September 1996), Director
                                                              (January 1989-September 1996)
                                                              and Executive Vice President,
                                                              Treasurer and Chief Financial
                                                              Officer (June 1987-December
                                                              1996) of PMF; Vice President
                                                              and Director (since May 1992)
                                                              of Nicholas-Applegate Fund,
                                                              Inc.

*David R. Odenath, Jr. (45)     President       Since 1999    President, Chief Executive           115
                                and Trustee                   Officer and Chief Operating
                                                              Officer (since June 1999) of
                                                              PI; Senior Vice President
                                                              (since June 1999) of
                                                              Prudential; formerly Senior
                                                              Vice President (August
                                                              1993-May 1999) of PaineWebber
                                                              Group, Inc.

    34                                                                    35

    Prudential Government Securities Trust   www.prudential.com (800) 225-1852
             Management of the Trust (Unaudited) Cont'd.

                                                                                                Number of
                                              Term of Office                                  Portfolios in
                                                and Length                                    Fund Complex            Other
                                Position         of Time          Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         With Trust      Served***          During Past 5 Years           Trustee       by the Trustee****
------------------------------------------------------------------------------------------------------------------------------------
*Judy A. Rice (55)              Vice            Since 2000    Executive Vice President             111
                                President                     (since 1999) of PI; formerly
                                and Trustee                   various positions to Senior
                                                              Vice President (1992-1999) of
                                                              Prudential Securities; and
                                                              various positions to Managing
                                                              Director (1975-1992) of
                                                              Salomon Smith Barney; Member
                                                              of Board of Governors of the
                                                              Money Management Institute.

      Information pertaining to the officers of the Trust who are not Trustees is set forth below.

       Officers

                                              Term of Office
                                                and Length
                                Position         of Time          Principal Occupations
Name, Address** and Age         With Trust      Served***          During Past 5 Years
--------------------------------------------------------------------------------------------
Grace C. Torres (43)            Treasurer       Since 1996    Senior Vice President (since
                                and                           January 2000) of PI; formerly
                                Principal                     First Vice President (December
                                Financial                     1996-January 2000) of PIFM and
                                and                           First Vice President (March
                                Accounting                    1993-1999) of Prudential
                                Officer                       Securities.

Deborah A. Docs (45)            Secretary       Since 1996    Vice President and Corporate
                                                              Counsel (since January 2001)
                                                              of Prudential; Vice President
                                                              and Assistant Secretary (since
                                                              December 1996) of PI.

Marguerite E.H. Morrison (46)   Assistant       Since 2002    Vice President and Chief Legal
                                Secretary                     Officer - Mutual Funds and
                                                              Unit Investment Trusts (since
                                                              August 2000) of Prudential;
                                                              Senior Vice President and
                                                              Assistant Secretary (since
                                                              February 2001) of PI; Vice
                                                              President and Assistant
                                                              Secretary of PIMS (since
                                                              October 2001), previously Vice
                                                              President and Associate
                                                              General Counsel (December 1996
                                                              -February 2001) of PI and Vice
                                                              President and Associate
                                                              General Counsel (September
                                                              1987 - September 1996) of
                                                              Prudential Securities.

    36                                                                    37

   Prudential Government Securities Trust    www.prudential.com (800) 225-1852
             Management of the Trust (Unaudited) Cont'd.

                                              Term of Office
                                                and Length
                                Position         of Time          Principal Occupations
Name, Address** and Age         With Trust      Served***          During Past 5 Years
--------------------------------------------------------------------------------------------
Maryanne Ryan (38)              Anti-Money      Since 2002    Vice President, Prudential
                                Laundering                    (since November 1998), First
                                Compliance                    Vice President, Prudential
                                Officer                       Securities (March 1997 - May
                                                              1998).

------------------

    * 'Interested' Trustee, as defined in the 1940 Act, by reason of employment with the Manager (Prudential Investments LLC), the Subadviser (Prudential Investment
      Management, Inc.) or the Distributor (Prudential Investment Management Services
      LLC).
   ** Unless otherwise noted, the address of the Trustees and officers is c/o:
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ
      07102.
  *** There is no set term of office for Trustees and officers. The Independent
      Trustees have adopted a retirement policy, which calls for the retirement of
      Trustees on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Trustee and/or officer.
 **** This column includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is,
      'public companies') or other investment companies registered under the 1940 Act.

Additional information about the Fund's Trustees is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)
    38                                                                    39

Prudential Government Securities Trust

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852.
Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
-----------------------------------------------------------
Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
  Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
          www.prudential.com  (800) 225-1852

Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
  Money Market Series


STRATEGIC PARTNERS
MUTUAL FUNDS**
----------------------------------------------
Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund
   Strategic Partners Mid-Cap Value Fund

Special Money Market Fund, Inc.*
  Money Market Series

* This Fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with Prudential mutual funds.

Prudential Government Securities Trust

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential, we've made some changes to our mutual funds report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in the returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

         www.prudential.com  (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment
Adviser's Report" section that doesn't appear in this listing, because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity or holdings after the Fund pays its debts) as of the end of the reporting period.
It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution--but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Prudential Government Securities Trust

Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential mutual funds prices securities. The notes also explain who manages and distributes the Fund's shares and, more important, how much they are paid for doing so.
Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable.
Should you have any questions, you may want to consult a tax adviser.

        www.prudential.com  (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual report and are required by the Securities Exchange
Commission. Performance is presented here as the return on a hypothetical $10,000 investment in the Fund since its inception or for 10 years
(whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund.
Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided.
Investors cannot invest directly in an index.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.prudential.com

TRUSTEES
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
Marguerite E.H. Morrison, Assistant Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

Series Symbols                Nasdaq      CUSIP
Money Market Series  Class A  PBGXX     744342205
                     Class Z  PGZXX     744342403
U.S. Treasury
Money Market Series  Class A  PUSXX     744342304
                     Class Z  PTZXX     744342502
MF100E             IFS-A076924